Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	$ 1,085,562	$ 1,052,448
New loans	476,014	740,286
Scheduled repayments	(43,743)	(60,015)
Early repayments	(667,250)	(714,000)
Acquisitions through business combinations (Note 24)		61,065
Other changes	(1,873)	5,778
Carrying amount of liability at the end of the period	848,710	1,085,562
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	330,491	147,174
Carrying amount of liability at the end of the period	157,180	330,491
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	635,952	805,252
Carrying amount of liability at the end of the period	644,169	635,952
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	966,443	952,426
Carrying amount of liability at the end of the period	801,349	966,443
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	119,119	100,022
Carrying amount of liability at the end of the period	47,361	119,119
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,085,562	1,052,448
New loans	326,014	740,286
Scheduled repayments	(43,743)	(60,015)
Early repayments	(667,250)	(714,000)
Acquisitions through business combinations (Note 24)		61,065
Other changes	508	5,778
Carrying amount of liability at the end of the period	701,091	1,085,562
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	330,491	147,174
Carrying amount of liability at the end of the period	157,180	330,491
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	635,952	805,252
Carrying amount of liability at the end of the period	496,550	635,952
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	966,443	952,426
Carrying amount of liability at the end of the period	653,730	966,443
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	119,119	100,022
Carrying amount of liability at the end of the period	47,361	119,119
Convertible and other Notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
New loans	150,000	0
Scheduled repayments	0	0
Early repayments	0	0
Acquisitions through business combinations (Note 24)		0
Other changes	(2,381)	0
Carrying amount of liability at the end of the period	147,619	0
Convertible and other Notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	0	0
Convertible and other Notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	147,619	0
Convertible and other Notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	147,619	0
Convertible and other Notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	$ 0	$ 0